Restricted Investments (Tables)	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of Restricted Investments
The group's financial assets and liabilities are classified as set out below:

Figures in million (SA rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2019

Financial assets

Restricted cash	136	—	—	—	—	—
Restricted investments	2 045	—	—	—	1 256	—
Other non-current assets	3	59	—	—	271	—
Non-current derivative financial instruments	—	—	24	173	—	—
- Rand gold hedging contracts	—	—	23	—	—	—
- US$ commodity contracts	—	—	1	—	—	—
- Foreign exchange hedging contracts	—	—	—	173	—	—
Current derivative financial instruments	—	—	26	283	—	—
- Rand gold hedging contracts	—	—	22	—	—	—
- US$ commodity contracts	—	—	4	—	—	—
- Foreign exchange hedging contracts	—	—	—	283	—	—
Trade and other receivables	627	—	—	—	—	—
Cash and cash equivalents	993	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	172	—	—	—
- Rand gold hedging contracts	—	—	158	—	—	—
- US$ commodity contracts	—	—	14	—	—	—
Current derivative financial instruments	—	—	205	65	—	—
- Rand gold hedging contracts	—	—	164	61	—	—
- US$ commodity contracts	—	—	41	2	—	—
- Foreign exchange hedging contracts	—	—	—	2	—	—
Borrowings	—	—	—	—	—	5 915
Other non-current liabilities	—	—	—	—	—	2
Trade and other payables	—	—	—	—	—	930

4	FINANCIAL RISK MANAGEMENT continued

Figures in million (SA rand)	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	Hedging instruments	Fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2018

Financial assets

Restricted cash	115	—	—	—	—	—
Restricted investments	23	—	2 335	—	913	—
Other non-current assets	253	8	—	—	—	—
Non-current derivative financial instruments	—	—	—	70	14	—
Current derivative financial instruments	—	—	—	412	127	—
Trade and other receivables	626	—	—	—	—	—
Cash and cash equivalents	706	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	—	—	10	—
Current derivative financial instruments	—	—	—	—	205	—
Borrowings	—	—	—	—	—	5 614
Other non-current liabilities	—	—	—	—	—	1
Trade and other payables	—	—	—	—	—	769

	SA rand
Figures in million	2019	2018

Investments held by environmental trust funds	3 273	3 238
Investments held by social trust funds	28	33

Total restricted investments	3 301	3 271
The environmental trust funds consist of:

	SA rand
Figures in million	2019	2018

Fixed deposits	2 015	2 335
Cash and cash equivalents	30	23
Equity-linked deposits	1 228	880

Total environmental trust funds	3 273	3 238

Reconciliation of Movement in Investments Held by Environmental Trust Funds

The environmental trust funds consist of:

	SA rand
Figures in million	2019	2018

Fixed deposits	2 015	2 335
Cash and cash equivalents	30	23
Equity-linked deposits	1 228	880

Total environmental trust funds	3 273	3 238

Reconciliation of the movement in the investments held by environmental trust funds:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	3 238	2 621
Interest income	168	157
Fair value gain	48	79
Moab Khotsong acquisition[1]	—	382
Equity-linked deposits acquired	300	—
(Maturity)/acquisition of fixed deposits	(481)	6
Net transfer of cash and cash equivalents	183	(7)
Withdrawal of funds for rehabilitation work performed	(183)	—

Balance at end of year	3 273	3 238
[1] Refer to note 12 for further information. The amount includes R58 million relating to Nufcor SA. Upon receipt the funds were invested in fixed deposits.